Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000202326 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202326 | A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202326 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202326 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	25.80%
C000202326 | B
Holdings [Line Items]
Percent of Total Investments	33.40%
C000202326 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202326 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202326 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202326 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202326 | N/R
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202326 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Percent of Net Short Exposure	0.70%
C000202326 | United States
Holdings [Line Items]
Percent of Net Long Exposure	45.60%
Percent of Net Short Exposure	0.10%
C000202326 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.20%
C000202326 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000202326 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.10%
C000202326 | France
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
Percent of Net Short Exposure	0.00%
C000202326 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000202326 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.30%
C000202326 | Spain
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.10%
C000202326 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000202326 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202324 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202324 | A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202324 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202324 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	25.80%
C000202324 | B
Holdings [Line Items]
Percent of Total Investments	33.40%
C000202324 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202324 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202324 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202324 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202324 | N/R
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202324 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Percent of Net Short Exposure	0.70%
C000202324 | United States
Holdings [Line Items]
Percent of Net Long Exposure	45.60%
Percent of Net Short Exposure	0.10%
C000202324 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.20%
C000202324 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000202324 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.10%
C000202324 | France
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
Percent of Net Short Exposure	0.00%
C000202324 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000202324 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.30%
C000202324 | Spain
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.10%
C000202324 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000202324 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202325 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202325 | A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202325 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202325 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	25.80%
C000202325 | B
Holdings [Line Items]
Percent of Total Investments	33.40%
C000202325 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202325 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202325 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202325 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202325 | N/R
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202325 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Percent of Net Short Exposure	0.70%
C000202325 | United States
Holdings [Line Items]
Percent of Net Long Exposure	45.60%
Percent of Net Short Exposure	0.10%
C000202325 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.20%
C000202325 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000202325 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.10%
C000202325 | France
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
Percent of Net Short Exposure	0.00%
C000202325 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000202325 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.30%
C000202325 | Spain
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.10%
C000202325 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000202325 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%
C000202327 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202327 | A
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202327 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	13.00%
C000202327 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	25.80%
C000202327 | B
Holdings [Line Items]
Percent of Total Investments	33.40%
C000202327 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.90%
C000202327 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202327 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202327 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202327 | N/R
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202327 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Percent of Net Short Exposure	0.70%
C000202327 | United States
Holdings [Line Items]
Percent of Net Long Exposure	45.60%
Percent of Net Short Exposure	0.10%
C000202327 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.20%
C000202327 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	8.60%
Percent of Net Short Exposure	0.00%
C000202327 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	0.10%
C000202327 | France
Holdings [Line Items]
Percent of Net Long Exposure	5.00%
Percent of Net Short Exposure	0.00%
C000202327 | Luxembourg
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Percent of Net Short Exposure	0.00%
C000202327 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.30%
C000202327 | Spain
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Percent of Net Short Exposure	0.10%
C000202327 | Portugal
Holdings [Line Items]
Percent of Net Long Exposure	1.90%
Percent of Net Short Exposure	0.00%
C000202327 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	1.70%
Percent of Net Short Exposure	0.00%